Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividend per share, declared and paid	$ 0.04	$ 0.04	$ 0.04